Oil and Gas Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Oil and Gas Properties [Abstract]
OIL AND GAS PROPERTIES

NOTE 3 – OIL AND GAS PROPERTIES

The Company did not complete any major purchases of undeveloped or producing oil and gas properties during the nine and three months ended September 30, 2012.

Effective December 31, 2011, the Company sold 2,838 net acres of undeveloped leases for consideration of approximately $4.5 million.  An initial closing occurred on December 31, 2011, resulting in the Company receiving a cash payment on that date of $3.1 million.  The final closing of this transaction occurred during the three months ended March 31, 2012, at which time the Company received additional net proceeds, after deductions of all closing expenses, of $1.4 million.

NOTE 3 – OIL AND GAS PROPERTIES & OIL AND GAS PROPERTIES ACQUISITIONS AND DIVESTITURES

DJ Basin Properties Acquisitions – Accounted for as a Business Combination

During the fourth quarter of 2009, the Company pursued a number of acquisition opportunities.  The Company entered into two purchase and sale agreements with Edward Mike Davis, LLC and affiliates (“Davis”) for the purchase of multiple oil and gas properties.  The Company was not successful in fulfilling the requirements under the purchase and sale agreements and forfeited 1,450,000 shares of our common stock with an estimated fair value of $5,075,000.

In January 2010, the Company acquired the Wilke Field from Davis for $4,500,000.   The Company simultaneously entered into a credit agreement with Hexagon to finance 100% of the purchase of the Wilke Field properties.  Hexagon received 1,000,000 shares of the Company's common stock in connection with the financing.  The Company recorded $2.25 million in deferred financing costs related to the shares issued in conjunction with the loan (see Note 7).

In March 2010, the Company acquired the Albin Field properties from Davis for $6,000,000 and 550,000 shares of common stock with an estimated fair value of $412,500. The Company simultaneously entered into a loan agreement with Hexagon to finance 100% of the cash portion of the purchase price.  The Company recorded approximately $737,822 in deferred financing costs related to 750,000 shares of the Company’s common stock and a one-half percent overriding royalty in the leases and wells in connection with the financing from Hexagon (see Note 7).

In April 2010, the Company acquired the State Line Field properties from Davis for $15,000,000 and 2,500,000 shares of common stock with an approximate fair value of $1,875,000. The Company simultaneously entered into a loan agreement with Hexagon to finance 100% of the cash portion of the purchase price. The Company recorded approximately $2,780,775 in deferred financing costs related to 3,250,000 shares of the Company’s common stock, 2,000,000 warrants to acquire the Company’s common stock at $2.50 per share and a one percent overriding royalty interest in connection with the financing from Hexagon (see Note 7).

All three of the acquisitions above were recorded at their fair values as of the acquisition date. The following table summarizes the fair values of assets acquired and liabilities assumed for each acquisition as of the related acquisition date:

	Wilke Field	Albin Field	State Line Field
Consideration given:
Cash payment funded by debt	$4,500,000	$6,000,000	$15,000,000
Stock	-	412,500	1,875,000
Total consideration attributable to allocation	$4,500,000	$6,412,500	$16,875,000

Allocation of purchase price:

Proved oil and gas properties	$4,418,267	$4,675,099	$15,529,268
Unproved oil and gas properties	83,200	1,791,619	1,070,975

Total fair value of oil and gas properties acquired	4,501,467	6,466,718	16,600,243
Oil and gas revenue receivable	195,594	-	-

Total assets	4,697,061	6,466,718	16,600,243

Accounts payable	-	-	(52,147)
Asset retirement obligation	(197,061)	(54,218)	(149,151)

Total liabilities acquired	(197,061)	(54,218)	(201,298)

Net assets acquired	$4,500,000	$6,412,500	$16,398,945

Supplemental information:
Value attributable to ORRI paid to lender	$-	$(175,322)	$(158,685)
Value attributable to ORRI awarded to management	$(125,220)	$(701,290)	$(317,370)

The following unaudited supplemental pro forma information presents the results of operations for the years ended December 31, 2010 and 2009, as if the Wilke, Albin, and State Line acquisitions had occurred as of the earliest period presented, January 1, 2009. These unaudited pro forma results of operations are based on the historical financial statements and related notes of the Company, and the related historical audited statements of revenue and direct expenses for the Wilke, Albin and State Line acquisitions included in the related filings on Form 8-K. These pro forma results of operations contain adjustments to depreciation, depletion and amortization for the effects of purchase price allocation, and to interest expense and amortization of deferred financing costs related to financing the acquisitions. The pro forma results are presented for informational purposes only and are not necessarily indicative of what actually would have occurred if the acquisitions had been completed as of the beginning of the period, nor are they necessarily indicative of future results.

	For the Year Ended December 31,
	2010	2009
	(Unaudited)	(Unaudited)
Operating revenues	$12,941,108	$6,070,500

Operating loss	$(10,599,304)	$(29,001,745)

Net loss	$(19,063,015)	$(33,489,536)

Pro forma loss per common share:
Basic and diluted	$(2.08)	$(12.92)

Also in May 2010, the Company acquired additional undeveloped leasehold acreage and certain overriding royalty interests on existing Company owned acreage and wells in the DJ Basin from Davis for 2,000,000 shares of common stock valued at $1,500,000 and a cash payment of $20 million.

In August 2010, the Company farmed into approximately 240 net acres in exchange for carrying Davis, the lease owner, for a 26% working interest in one well, which has been drilled. The Company also farmed into approximately 533 net acres in the state of Nebraska in exchange for carrying Davis, the lease owner, for a 33% working interest in one well which has been drilled.

In November 2010, the Company purchased certain oil and gas interests of approximately 33,800 net acres located in Laramie County and Goshen County, Wyoming, and Banner County, Kimball County, and Scotts Bluff County, Nebraska from Davis. Additionally, the Company acquired rights below the base of the Greenhorn on approximately 23,000 net acres in Laramie County and Goshen County, Wyoming, and Banner County and Kimball County, Nebraska.  The Company issued 6,666,667 shares of our common stock to acquire the property with an estimated fair value of approximately $12,000,000.

In December 2010, the Company entered into an acquisition and development agreement with TRW Exploration, LLC (a related party, see note 9) whereby TRW paid $2,000,000 for the purchases of an interest in approximately 2,000 net undeveloped acres and also agreed to carry the Company’s 40% interest in two horizontal wells to be drilled on lands defined by the agreement. TRW subsequently funded the drilling and completion costs of two horizontal wells on the lands covered by the leases, at a total cost of approximately $7 million. This agreement was terminated in December, 2011 and TRW sold back its interest in the wells along with all of its rights to the undeveloped acreage, in consideration for the issuance by the Company of 1,500,000 shares of unregistered common stock valued at $4,875,000. Additional amounts were incurred in drilling the wells and were paid by the Company. The Company allocated $2 million of this purchase price to the undeveloped leases, and the remainder to the purchase of the two wells.

The two wells are in progress and currently being evaluated as to their potential to establish commercial production of oil and gas. These wells are carried as wells in progress as of December 31, 2011 at a total cost of $6.4 million.

In February 2011, the Company purchased undeveloped oil and gas leases from various private individuals for $1,253,780 in cash and $653,449 in stock in the Grover Field and surrounding area in Weld County, Colorado, and Goshen County, Wyoming.

In March 2011, the Company purchased undeveloped oil and gas interests located in Laramie County, Wyoming. The purchase price was $6,469,552 cash and shares of common stock valued at $5,798,546 in stock. The Company also closed on two acquisitions of undeveloped oil and gas leases from various private individuals for a combined $551,519 in cash in Goshen County, Wyoming.

DJ Basin Properties Divestitures

Effective December 31, 2011 the Company sold 2,838 net acres of undeveloped leases for consideration of approximately $4.5 million.  A gain of $1.8 million related to the sale of this acreage was applied as a credit to the carrying costs of evaluated oil and gas properties.

Depreciation, depletion and amortization (“DD&A”) expenses related to the proved properties were  approximately $4,274,215 and $5,036,000 for the years ended December 31, 2011 and December 31, 2010, respectively. During the year ended December 31, 2011, the company impaired the carrying costs of its evaluated oil and gas properties by $2.8 million as a result of an excess of carrying costs above the applicable ceiling threshold. Prior to January 1, 2010, the Company did not own any oil and gas properties therefore we did not incur DD&A expense in 2009.

The following table sets forth a summary of oil and gas property costs (net of divestitures) not being amortized as of December 31, 2011:

As of December 31, 2011
Leasehold acquisitions
2010	$33,605,594
2011	12,091,887
Unevaluated properties	45,697,481

Wells in progress exploration 2011	6,425,509
Total	$52,122,990

The Company plans to evaluate exploration costs (wells-in progress) in 2012 and will likely develop, sell or reclassify to evaluated properties its inventory of unevaluated leasehold over the next three years.   Included in its inventory of unevaluated leases are certain undeveloped leases with an approximate carrying value of $11 million that are being held and extended by the conducting of continuous operations on the two wells in progress. If commercial production is not eventually established in one or both of the two wells in progress, some or all of these leases may expire, and require such cases to be reclassified to evaluated property and subject to the Company’s full cost lid calculation.